RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Current Assets
Cash		$ 33,865	$ 46,286	$ 250,908	[1]	$ 832,159	[1]	$ 173,828	[1]
Accounts receivable		175,711	79,943	398,074	[1]	242,075	[1]
Inventory		297,810	350,273	271,895	[1]	388,821	[1]
Recoverable IVA taxes and credits		352,993	353,780	527,597	[1]	417,897	[1]
Other current assets		246,565	279,878	69,422	[1]	52,014
Total Current Assets		1,106,944	1,110,160	1,517,896	[1]	1,932,966	[1]
Non-Current Assets
Plant and equipment, net		201,757	231,328	284,958	[1]	300,388	[1]
Intangibles, net		157,667	168,417	200,667	[1]	211,417	[1]
Investment		3,000	3,000	3,000	[1]		[1]
Other assets		7,305	9,847	11,780	[1]	11,712	[1]
Total Non-Current Assets		369,729	412,592	500,405	[1]	523,517	[1]
Total Assets		1,476,673	1,522,752	2,018,301	[1]	2,456,483	[1]
Current Liabilities
Accounts payable		198,414	320,487	77,082	[1]	38,372	[1]
Notes payable		562,750	526,750	106,312	[1]	103,320	[1]
IVA and other taxes payable		147,136	166,108	195,347	[1]	192,044	[1]
Advances from customers		150,571	132,133	5,859	[1]	1,986	[1]
Total Current Liabilities		1,998,672	1,259,732	384,600	[1]	335,722	[1]
Total Liabilities		1,998,672	1,259,732	384,600	[1]	335,722	[1]
Stockholders' Equity
Common stock		5,545	5,545	4,993	[1]	4,478	[1]
Additional paid-in-capital		8,284,522	8,284,522	7,875,621	[1]	5,735,861	[1]
Accumulated deficit		(9,313,135)	(8,757,197)	(6,700,258)	[1]	(4,026,148)	[1]
Accumulated other comprehensive income		501,069	730,150	453,345	[1]	406,570	[1]
Total stockholder's equity - controlling interest		(521,999)	263,020	1,633,701	[1]	2,120,761	[1]	(1,280,957)
Non-controlling interest					[1]		[1]
Total Stockholders' Equity		(521,999)	263,020	1,633,701	[1]	2,120,761	[1]
Total Liabilities and Stockholders' Equity		$ 1,476,673	$ 1,522,752	2,018,301	[1]	2,456,483	[1]
QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash						832,159		173,828
Accounts receivable						242,075
Inventory						388,821
Recoverable IVA taxes and credits						417,897
Other current assets						52,014
Total Current Assets						1,932,966
Non-Current Assets
Plant and equipment, net						300,388
Intangibles, net						211,417
Other assets						11,712
Total Non-Current Assets						523,517
Total Assets						2,456,483
Current Liabilities
Accounts payable						38,372
Notes payable						103,320
IVA and other taxes payable						192,044
Advances from customers						1,986
Total Current Liabilities						335,722
Total Liabilities						335,722
Stockholders' Equity
Common stock						4,478
Additional paid-in-capital						5,735,861
Accumulated deficit						(4,026,148)
Accumulated other comprehensive income						406,570
Total stockholder's equity - controlling interest						2,120,761
Non-controlling interest
Total Stockholders' Equity						2,120,761
Total Liabilities and Stockholders' Equity						2,456,483
As Previously Reported [Member]
Current Assets
Cash				250,908		832,159
Accounts receivable				398,074
Inventory	[2]			553,259
Recoverable IVA taxes and credits				527,597
Other current assets				69,422
Total Current Assets				1,799,260
Non-Current Assets
Plant and equipment, net	[2]			62,395
Intangibles, net				200,667
Investment				3,000
Other assets				11,780
Total Non-Current Assets				277,842
Total Assets				2,077,102
Current Liabilities
Accounts payable				77,082
Notes payable				106,312
IVA and other taxes payable				195,347
Advances from customers				5,859
Total Current Liabilities				384,600
Total Liabilities				384,600
Stockholders' Equity
Common stock				4,993
Additional paid-in-capital				7,875,621
Accumulated deficit				(6,651,100)
Accumulated other comprehensive income				462,988
Total stockholder's equity - controlling interest				1,692,502
Non-controlling interest
Total Stockholders' Equity				1,692,502
Total Liabilities and Stockholders' Equity				2,077,102
As Previously Reported [Member] | QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash						832,159		$ 173,828
Accounts receivable						242,075
Inventory	[2]					668,567
Recoverable IVA taxes and credits						417,897
Other current assets						52,014
Total Current Assets						2,212,712
Non-Current Assets
Plant and equipment, net	[2]					70,537
Intangibles, net						211,417
Other assets						11,712
Total Non-Current Assets						293,666
Total Assets						2,506,378
Current Liabilities
Accounts payable						38,372
Notes payable						103,320
IVA and other taxes payable						192,044
Advances from customers						1,986
Total Current Liabilities						335,722
Total Liabilities						335,722
Stockholders' Equity
Common stock						4,478
Additional paid-in-capital						5,735,861
Accumulated deficit						(3,989,689)
Accumulated other comprehensive income						420,006
Total stockholder's equity - controlling interest						2,170,656
Non-controlling interest
Total Stockholders' Equity						2,170,656
Total Liabilities and Stockholders' Equity						2,506,378
Adjustments [Member]
Current Assets
Cash
Inventory	[2]			(281,364)
Total Current Assets				(281,364)
Non-Current Assets
Plant and equipment, net	[2]			222,563
Total Non-Current Assets				222,563
Total Assets				(58,801)
Stockholders' Equity
Accumulated deficit				(49,158)
Accumulated other comprehensive income				(9,643)
Total stockholder's equity - controlling interest				(58,801)
Non-controlling interest
Total Stockholders' Equity				(58,801)
Total Liabilities and Stockholders' Equity				$ (58,801)
Adjustments [Member] | QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash
Inventory	[2]					(279,746)
Total Current Assets						(279,746)
Non-Current Assets
Plant and equipment, net	[2]					229,851
Total Non-Current Assets						229,851
Total Assets						(49,895)
Current Liabilities
Total Current Liabilities
Total Liabilities
Stockholders' Equity
Accumulated deficit						(36,459)
Accumulated other comprehensive income						(13,436)
Total stockholder's equity - controlling interest						(49,895)
Non-controlling interest
Total Stockholders' Equity						(49,895)
Total Liabilities and Stockholders' Equity						$ (49,895)

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.